Derivative financial assets and liabilities - cash flow hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gains (losses) on cash flow hedges	€ (178)	€ (167)	€ (31)
Cash flow hedges
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Ineffectiveness and discontinued hedges	(21)	(33)	(5)
Tax expense/(benefit)	1	(3)	(36)
Items relating to discontinued operations, net of tax	0	2	9
Total recognized in the Consolidated Income Statement	167	(80)	107
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(20)	(17)	5
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(20)	(17)	5
Cash flow hedges | Currency risk | Net revenues
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	28	(27)	100
Cash flow hedges | Currency risk | Cost of revenue
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	135	(29)	(17)
Cash flow hedges | Currency risk | Net financial income (expense)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	98	4	2
Cash flow hedges | Currency risk | Results from investments
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	21	1	24
Cash flow hedges | Interest rate risk | Net financial income (expense)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	(11)	0	0
Cash flow hedges | Interest rate risk | Results from investments
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	2	(2)	1
Cash flow hedges | Commodity price risk | Cost of revenue
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	€ (86)	€ 7	€ 29